Corporate information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Corporate information

1. Corporate information

Mereo BioPharma Group plc (the “Company”) is a clinical-stage, U.K.-based biopharmaceutical company focused on rare diseases.

The Company is a public limited company incorporated and domiciled in the U.K., and registered in England, with our shares publicly traded on the Alternative Investment Market of the London Stock Exchange under the ticker symbol “MPH”. As of April 24, 2019, we are also listed on the Nasdaq Global Exchange via American Depositary Receipts (ADRs) under the ticker symbol “MREO” following the completion of the merger with OncoMed Pharmaceuticals, Inc. (“OncoMed”). Our registered office is located at Fourth Floor, 1 Cavendish Place, London W1G 0QF.

The consolidated financial statements of Mereo BioPharma Group plc and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2018 were authorized for issue in accordance with a resolution of the directors on April 26, 2019.